Related Party Disclosures - Annual remuneration and related compensation costs recognized as expense (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) USD ($)	Jun. 30, 2020 EUR (€) USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Related Party Disclosures
Short-term employee benefits	€ 1,697	€ 885	€ 1,966	€ 1,219
Comepensation expense	€ 7,107	€ 1,983
Sharebased payment,stock option	2,077	1,400	1,484	1,400